NOTE 1. REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 1. REPORTING ENTITY

NOTE 1. REPORTING ENTITY

The consolidated financial report covers the entity of Integrated Media Technology Limited ("IMTE") and its controlled entities for the years ended December 31, 2020, 2019 and 2018 which were authorized for issue by the Board of Directors on Apr 30, 2021. IMTE is a for-profit public company limited by shares, incorporated and domiciled in Australia whose shares are publicly traded on the NASDAQ Capital Markets. IMTE is an investment holding company and its subsidiaries carry out the business of the Group in Australia, Korea, Hong Kong and China.

The Company and its subsidiaries are referred to as the "Group".

Going Concern

The Company's consolidated financial statements are prepared using International Financial Reporting Standards as issued by the International Accounting Standards Board applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. As of December 31, 2020, the Company had accumulated losses of A$34,102,300 and generated a net loss in 2020 of A$10,543,658 and used cash in operating activities in the amount of A$6,191,115. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease or reduce its operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Though year ended December 31, 2020, the Company was successful in raising a total of approximately US$13 million through debt and equity financing for the repayment of debts and working capital in the Company. Furthermore, the Company disposed of its research and development operation to reduce the overhead of the Group going forward and focus on the sale and marketing operations. The Company will need to continue to raise funds through the sale of its equity securities and issuance of debt instruments to obtain additional operating capital. The Company is and will continue to be dependent upon its ability, and will continue to attempt, to secure additional equity and/or debt financing until the Company can earn revenue and realize positive cash flow from its operations.

There are no assurances that the Company will be successful in earning revenue and realizing positive cash flow from its operations. Without sufficient financing it would be unlikely that the Company will continue as a going concern.

Based on the Company's current rate of cash outflows, cash on hand and proceeds from the recent sales of equity securities and convertible promissory notes, management believes that its current cash may not be sufficient to meet the anticipated cash needs for working capital for the next 12 months.

The Company's plans with respect to its liquidity issues include, but are not limited to, the following:

1)	Continue to raise financing through the sale of its equity and/or debt securities;

2)	Continue developing its business, products and services and seek strategic partnerships and cooperative arrangement to grow our revenue and profitability.

The Company is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and achieve profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

The consolidated financial statements of the Group are presented in Australian Dollars ("A$"), unless otherwise stated.